Earnings per share - Earnings per share (Basic and Diluted) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Basic—
Net income attributable to NHI shareholders	¥ 196,643	¥ 167,325
Weighted average number of shares outstanding	2,955,292,000	2,954,723,390
Net income attributable to NHI shareholders per share	¥ 66.54	¥ 56.63
Diluted—
Net income attributable to NHI shareholders	¥ 196,543	¥ 167,209
Weighted average number of shares outstanding	3,045,701,918	3,063,523,353
Net income attributable to NHI shareholders per share	¥ 64.53	¥ 54.58